Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: March 12, 2025

Payment Date	3/17/2025
Collection Period Start	2/1/2025
Collection Period End	2/28/2025
Interest Period Start	2/18/2025
Interest Period End	3/16/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$426,495,417.74	$25,171,074.59	$401,324,343.15	0.844893	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$565,875,417.74	$25,171,074.59	$540,704,343.15

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$621,047,358.11	$593,191,489.22	0.396588
YSOC Amount	$51,780,738.99	$49,095,944.69
Adjusted Pool Balance	$569,266,619.12	$544,095,544.53
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$426,495,417.74	4.87000%	30/360	$1,730,860.57
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$565,875,417.74			$2,311,871.57

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$621,047,358.11	$593,191,489.22
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$569,266,619.12	$544,095,544.53
Number of Receivables Outstanding	40,816	40,023
Weighted Average Contract Rate	3.93%	3.94%
Weighted Average Remaining Term (months)	36.4	35.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,021,735.58
Principal Collections	$27,673,416.30
Liquidation Proceeds	$259,937.64
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,955,089.52
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,955,089.52

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$517,539.47	$517,539.47	$—	$—	$29,437,550.05
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,437,550.05
Interest - Class A-2 Notes	$—	$—	$—	$—	$29,437,550.05
Interest - Class A-3 Notes	$1,730,860.57	$1,730,860.57	$—	$—	$27,706,689.48
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$27,315,179.48
First Allocation of Principal	$—	$—	$—	$—	$27,315,179.48
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$27,257,888.48
Second Allocation of Principal	$—	$—	$—	$—	$27,257,888.48
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$27,197,320.48
Third Allocation of Principal	$8,219,873.21	$8,219,873.21	$—	$—	$18,977,447.27
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,905,805.27
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,345,805.27
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,345,805.27
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,954,603.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,954,603.89
Remaining Funds to Certificates	$1,954,603.89	$1,954,603.89	$—	$—	$—
Total	$29,955,089.52	$29,955,089.52	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$51,780,738.99
Increase/(Decrease)	$(2,684,794.30)
Ending YSOC Amount	$49,095,944.69

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$569,266,619.12	$544,095,544.53
Note Balance	$565,875,417.74	$540,704,343.15
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	16	$182,452.59
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	151	$259,937.64
Monthly Net Losses (Liquidation Proceeds)			$(77,485.05)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.51%
Second Preceding Collection Period			0.38%
Preceding Collection Period			0.26%
Current Collection Period			(0.15)%
Four-Month Average Net Loss Ratio			0.25%
Cumulative Net Losses for All Periods			$4,203,023.30
Cumulative Net Loss Ratio			0.28%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.34%	102	$2,022,910.96
60-89 Days Delinquent	0.14%	39	$842,860.32
90-119 Days Delinquent	0.07%	19	$429,505.52
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.56%	160	$3,295,276.80

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$101,692.52
Total Repossessed Inventory		10	$247,914.66

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		58	$1,272,365.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.26%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.09%	31	0.08%